Non-Controlling Interest	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
Non-Controlling Interest	Note 23 - Non-Controlling InterestNon-controlling interest consisted of a 10% ownership interest in Borr Jack-Up XVI Inc. acquired in late 2017 by Valiant Offshore Contractors Limited. The Company reacquired the ownership interest of 10% for nil consideration in 2020.